Dear Shareholder:
We are pleased to present you with this semiannual report for Centennial Tax Exempt Trust. For the six-month reporting period that ended December 31, 2002, the Trust provided a 0.80% compounded annual yield. Without the effects of compounding, the equivalent yield was 0.79%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield of 1.25% with compounding and 1.23% without compounding. As of December 31, 2002, the seven-day annualized yields, with and without compounding, were 0.78% and 0.78%, respectively. 1
   The U.S. economy continued to improve during the past six months. Much of the economic growth continued to be courtesy of consumers, whose spending remained surprisingly strong in the face of considerable economic uncertainty. Not all of the economic news, however, was good. Corporate earnings continued to lag analysts' expectations, manufacturing spending remained depressed, unemployment returned to levels not seen since the spring and consumer confidence generally declined. Responding to these warning signs, the Federal Reserve Board ("the Fed") further lowered the federal funds interest rate to 1.25%, its lowest level since 1961.
   With the cut in interest rates came a corresponding decline in yields of short-term fixed-income securities, such as those found in the Trust. Yet many investors were willing to accept these low yields rather than invest in the stock market, which was very volatile and went down more than up during the period. In this environment, fixed-income investments--especially high-quality bonds with relatively short maturities--performed well. Tax-free municipal securities enjoyed especially strong performance; in fact the amount of supply during the 4th quarter pushed yields high enough (and prices down) where some tax-exempt yields equaled those of certain comparable taxable yields. We sought to take advantage of this aberration.
   Our overall approach to managing the Trust remained relatively consistent throughout the period. We continued to seek to identify attractive money market debt backed by issuers with strong credit. Though many states and municipalities were facing budget shortfalls, we opted to invest only in securities whose issuers were, in our opinion, in sound financial shape. This approach was part of our ongoing effort to maintain a stable $1 net asset value for shareholders. (While we always strive to maintain a $1 share price, there is, of course, no guarantee that this objective will be achieved.)
   Another strategy we followed was to monitor the movements of interest rates and attempt to capture higher yields for the Trust by investing accordingly. As we discussed in our last report to shareholders, we continued to invest a significant portion of Trust assets in securities providing fixed interest payments. Using this strategy, we were able to lock in higher prevailing yields for longer--a decision that, in hindsight, proved sound after the Fed lowered interest rates further in November.


1. Compounded yields assume reinvestments of dividends. The Trust's investment strategy, allocations, and focus can change over time.

   Another approach we continued to favor for the Trust was to invest in commercial paper--short-term corporate debt that matures in 270 days or less. We found commercial paper attractive because it offers portfolio managers more flexibility than can be found with other types of investments. When appropriate, we favored enhanced commercial paper, whose income payments are guaranteed by a bank or other third party. In light of the challenging economic environment faced by issuers, we found this guarantee especially welcoming.
   In addition, we also invested in a handful of put bonds--bonds that provide their owners with an option to redeem the bonds at an agreed-upon price before maturity--and, when available, prerefunded securities. Prerefunded securities, which generally are in high demand and thus difficult to obtain, are backed by the full faith and credit of the federal government.
   Looking ahead, we expect few significant changes to market conditions in the near future. Accordingly, we do not currently plan to alter our Trust management approach during the coming months. To position the Trust to weather future financial challenges, we expect to continue to emphasize bond issuers with strong credit and focus on high-quality tax-free money market securities. During the early part of next year, we believe that the Trust may benefit from its relatively high weighting in fixed-rate securities. As we add new debt investments to the Trust, we will continue to scrutinize issuers' credit quality, helping to maximize yield while seeking to maintain a stable net asset value for our shareholders.


Sincerely,


/S/ James C. Swain                                      /S/ John V. Murphy
James C. Swain                                          John V. Murphy
Chairman of the Board                                   President
Centennial Tax Exempt Trust
January 23, 2003


In reviewing performance, please remember that past performance cannot guarantee future results. Yields will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

                                                           Financial Statements
                                                                     Pages 4-16

Statement of Investments  December 31, 2002 / Unaudited
Centennial Tax Exempt Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
----------------------------------------------------------------------------------------------------------------------
Short-Term Tax-Exempt Obligations--99.8%

Alabama--1.5%
ABN AMRO Munitops Certificates, Trust 2002-21
   (Birmingham, AL Waterworks & Sewer Board RB), 1.65%, 9/3/03 .................   $  10,000,000      $    10,000,000
ABN AMRO Munitops Certificates, Trust  2001-16
   (Hoover, AL BOE Capital Outlay TAN), 1.68% 1 ................................       4,950,000            4,950,000
Demopolis, AL IDV Board RB, Mesa Farms Project, 1.70% 1 ........................       6,800,000            6,800,000
Sylacauga, AL IDV Board RB, Harrells Fertilizer, Inc., 1.70% 1 .................       3,800,000            3,800,000
                                                                                                      ---------------
                                                                                                           25,550,000
                                                                                                      ---------------

Alaska--0.8%
North Slope Borough, AK GOB, Series B, FSA Insured, 1.60% 1 ....................      13,400,000           13,400,000
                                                                                                      ---------------

Arizona--1.3%
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apartment. Project,
   Series 1995, 1.60% 1 ........................................................      22,500,000           22,500,000
                                                                                                      ---------------

California--2.6%
CA Department of Water & Power Supply RB,
   Series C7, FSA Insured, 1.80%, 2/13/03 ......................................      10,000,000           10,000,000
CA Department of Water & Power Supply RB,
   Series C9, 1.80%, 3/13/03 ...................................................      20,000,000           20,000,000
CA M-S-R PPA RRB, San Juan Project, Sub. Lien,
   Series E, MBIA Insured, 1.45% 1 .............................................         800,000              800,000
Fremont, CA MH RB, Treetops Apts., Series A, 1.55% 1 ...........................       1,000,000            1,000,000
Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 1.52% 1 ...............       1,100,000            1,100,000
Los Angeles Cnty., CA MTAU Sales Tax RRB, Second Sr.,
   Series A, MBIA Insured, 1.50% 1 .............................................       3,500,000            3,500,000
Orange Cnty., CA  Apartment Development RRB, Villas Aliento,
   Series E, 1.40% 1 ...........................................................       2,500,000            2,500,000
Orange Cnty., CA IDAU RB, Control Air Conditioning Project-A, 1.50% 1 ..........       2,400,000            2,400,000
Orange Cnty., CA Special FAU Teeter Plan RB, Series D,
   AMBAC Insured, 1.45% 1 ......................................................         850,000              850,000
Societe Generale, NY Branch Municipal Securities Trust Receipts,
   Series 1996 SG61 (Los Angeles, CA Airport RB), 1.58% 1 ......................       3,000,000            3,000,000
Southern CA PPAU RRB, Palo Verde Project,
   Series B, AMBAC Insured, 1.35% 1 ............................................         200,000              200,000
                                                                                                      ---------------
                                                                                                           45,350,000
                                                                                                      ---------------

Statement of Investments  Unaudited / Continued
Centennial Tax Exempt Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
----------------------------------------------------------------------------------------------------------------------
Colorado--5.5%
Castlewood Ranch, CO Metro District Limited Tax GOB, 1.55%, 12/1/03 2 ..........   $   3,250,000      $     3,250,000
Central Platte Valley  Metro District , CO GOB, Series B, 1.55%, 12/1/03 2 .....       3,000,000            3,000,000
CO General Fund TAN & RAN, Series 2002A, 3%, 6/27/03 ...........................      52,400,000           52,771,773
CO General Fund TAN & RAN, Series 2002B, 2.50%, 6/27/03 ........................      19,900,000           20,020,153
Denver West Metro District, CO GOUN, Series A, 1.38% 1 .........................       6,125,000            6,125,000
Stapleton Business Center  Metro District, CO RB, 1.28% 1 ......................       7,550,000            7,550,000
Superior Metro District No. 1, CO Water & Sewer BAN, 1.28% 1 ...................       2,000,000            2,000,000
Willow Trace Metro District, CO GOLB, Series A, 1.55%, 12/1/03 2 ...............       2,295,000            2,295,000
                                                                                                      ---------------
                                                                                                           97,011,926
                                                                                                      ---------------

Florida--3.6%
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 1.70% 1 ........       2,940,000            2,940,000
Eagle Tax-Exempt Trust-Series 96C0908-Class A
   (Dade Cnty., FL WSS RB), 1.61% 1 ............................................       9,900,000            9,900,000
Eagle Tax-Exempt Trust-Series 96C0910-Class A
   (FL TUAU RB, Series 1995A), 1.61% 1 .........................................      14,850,000           14,850,000
Eagle Tax-Exempt Trust-Series 96C0911-Class A (Hillsborough Cnty.,
   FL IDAU PC COP, Tampa Electric Co. Project), 1.61% 1 ........................      17,795,000           17,795,000
Eagle Tax-Exempt Trust-Series 97C0901-Class A (Hillsborough Cnty.,
   FL IDAU PC COP, Tampa Electric Co. Project), 1.61% 1 ........................      17,795,000           17,795,000
                                                                                                      ---------------
                                                                                                           63,280,000
                                                                                                      ---------------

Georgia--6.6%
Burke Cnty., GA PC RB, Series 98-A, 1.30%, 1/17/03 .............................      12,000,000           12,000,000
Burke Cnty., GA PC RB, Series 98-B:
   1.15%, 2/26/03 ..............................................................      33,000,000           33,000,000
   1.45%, 1/29/03 ..............................................................      16,000,000           16,000,000
   1.50%, 2/3/03 ...............................................................      29,600,000           29,600,000
Eagle Tax-Exempt Trust-Series 96C1004-Class A
   (GA GOB, Series 1995B), 1.61% 1 .............................................      11,880,000           11,880,000
Merrill Lynch Puttable Floats/Rite Trust,
   Series PT-586 (GA MEAU Power RB), 1.58% 1 ...................................      12,995,000           12,995,000
                                                                                                      ---------------
                                                                                                          115,475,000
                                                                                                      ---------------

Idaho--2.9%
Custer Cnty., ID PC RB, Amoco Project-Standard Oil
   of Indiana, 1.40%, 4/1/03 2 .................................................      20,375,000           20,375,000
ID TAN, 3%, 6/30/03 ............................................................      30,000,000           30,199,736
                                                                                                      ---------------
                                                                                                           50,574,736
                                                                                                      ---------------

Statement of Investments  Unaudited / Continued
Centennial Tax Exempt Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
----------------------------------------------------------------------------------------------------------------------
Illinois--12.7%
ABN AMRO Munitops Certificates, Trust  2001-34,
   Single Asset Series (Chicago, IL GOB), 1.68% 1 ..............................   $  10,975,000      $    10,975,000
ABN AMRO Munitops Certificates, Trust 1998-3,
   (Chicago, IL GOUN), 1.68% 1,3 ...............................................       8,735,000            8,735,000
ABN AMRO Munitops Certificates, Trust 2002-4
   (Chicago, IL BOE GOUN), 1.68% 1 .............................................       9,225,000            9,225,000
Eagle Tax-Exempt Trust-Series 981303-Class A
   (Chicago, IL RB, Lakefront Millennium Parking Facility), 1.61% 1 ............      22,495,000           22,495,000
IL EDLFA RB, Pooled Finance Project, Series 95:
   1.40%, 1/21/03 ..............................................................      20,000,000           20,000,000
   1.40%, 1/23/03 ..............................................................      11,840,000           11,840,000
   1.45%, 1/29/03 ..............................................................      37,000,000           37,000,000
   1.50%, 2/3/03 ...............................................................      14,000,000           14,000,000
IL RAN:
   2.50%, 5/15/03 ..............................................................      12,500,000           12,550,200
   3%, 6/15/03 .................................................................      75,000,000           75,512,787
                                                                                                      ---------------
                                                                                                          222,332,987
                                                                                                      ---------------

Indiana--1.9%
Dyer, IN HCF RRB, Regency Place, Series A-1, 1.77% 1 ...........................       2,875,000            2,875,000
Eagle Tax-Exempt Trust-Series 981401-Class A
   (IN MPA PPS RB, Series B), 1.61% 1 ..........................................      13,600,000           13,600,000
Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 1.77% 1 ......................       2,215,000            2,215,000
Indianapolis, IN HCF RRB, Health Quest, Series A, 1.77% 1 ......................       2,880,000            2,880,000
Kokomo, IN ED RB, Village Community Partners IV Project, 1.69% 1 ...............       2,640,000            2,640,000
Lawrence/Fort Harrison, IN Reuse Authority Tax Increment RB,
   Harrison Military Base, 1.60% 1 .............................................       3,065,000            3,065,000
Merrillville, IN HCF RRB, Southlake, Series A-1, 1.77% 1 .......................       3,040,000            3,040,000
South Bend, IN HCF RRB, Fountainview, Series A-1, 1.77% 1 ......................       2,740,000            2,740,000
                                                                                                      ---------------
                                                                                                           33,055,000
                                                                                                      ---------------

Iowa--0.3%
IA Cash Anticipation Program GOB, Iowa School Corps.,
   Series B, 2.25%, 1/30/03 ....................................................       6,000,000            6,003,613
                                                                                                      ---------------

Louisiana--4.4%
ABN AMRO Munitops Certificates, Trust 2002-17
   (LA Gas & Fuels Tax Nts.), 1.65%, 8/21/03 2,3 ...............................      15,000,000           15,000,000
Natchitoches Parish, LA RRB, TrusJoist Corp. Project, 1.65% 1 ..................      10,000,000           10,000,000

Statement of Investments  Unaudited / Continued
Centennial Tax Exempt Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
----------------------------------------------------------------------------------------------------------------------
Louisiana Continued
New Orleans, LA IDV Board MH RB, Orleans LLC Project,
   Series 3700, 1.78% 1 ........................................................   $  29,000,000      $    29,000,000
St. James Parish, LA PC RRB, Texaco Project,
   Series A, 1.10%, 3/11/03 2 ..................................................      22,530,000           22,530,000
                                                                                                      ---------------
                                                                                                           76,530,000
                                                                                                      ---------------
Maryland--6.6%
Anne Arundel Cnty., MD GO BAN, Series 97A, 1.40%, 2/13/03 ......................      25,000,000           25,000,000
Baltimore Cnty., MD BAN, Series 02, 1.35%, 3/7/03 ..............................      40,000,000           40,000,000
Baltimore Cnty., MD BAN, Series 95, 1.20%, 6/2/03 ..............................      10,200,000           10,200,000
Montgomery Cnty., MD BAN, Series 95:
   1.15%, 2/26/03 ..............................................................      23,200,000           23,200,000
   1.65%, 2/19/03 ..............................................................      17,600,000           17,600,000
                                                                                                      ---------------
                                                                                                          116,000,000
                                                                                                      ---------------

Michigan--3.7%
MI GOB, Series 01-A, 1.40%, 8/26/03 ............................................      20,510,000           20,510,000
MI Job DAU RB, East Lansing Residence Associates Project, 1.30% 1 ..............       1,900,000            1,900,000
MI Municipal Bond Authority RB, Series C-1, 2.25%, 8/22/03 .....................      35,000,000           35,187,192
Morgan Stanley & Co. Income Trust Floater Certificates,
   Series 2000-282x (St. Clair Cnty., MI ED RRB), 1.65%, 8/7/03 2 ..............       8,000,000            8,000,000
                                                                                                      ---------------
                                                                                                           65,597,192
                                                                                                      ---------------

Minnesota--0.9%
Eagle Tax-Exempt Trust-Series 20002301-Class A (MN GOB), 1.61% 1 ...............      16,010,000           16,010,000
                                                                                                      ---------------

Missouri--0.8%
Boatmens St. Louis, MO Grantor Trust  No. 1 COP, Series 1996A, 1.70% 1 .........      14,675,000           14,675,000
                                                                                                      ---------------

Nevada--2.8%
ABN AMRO Munitops Certificates, Single Asset Trust Certificates,
   Trust 2001-24 (Washoe Cnty., NV GOLB), 1.68% 1 ..............................      16,090,000           16,090,000
Clark Cnty., NV Highway RN, 1.45%, 1/29/03 .....................................      13,000,000           13,000,000
Societe Generale, NY Branch Municipal Securities Trust Receipts,
   Series 1997 SG114 (NV GOB), 1.58% 1 .........................................      20,350,000           20,350,000
                                                                                                      ---------------
                                                                                                           49,440,000
                                                                                                      ---------------

Statement of Investments  Unaudited / Continued
Centennial Tax Exempt Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
----------------------------------------------------------------------------------------------------------------------
New Mexico--3.4%
NM TAN & RAN, 3%, 6/30/03 ......................................................   $  60,000,000      $    60,433,091
                                                                                                      ---------------
New York--4.5%
Hempstead, NY IDA RRB, Trigen-Nassau Energy, 1.60% 1 ...........................       1,000,000            1,000,000
Morgan Stanley & Co. Income Trust Floater Certificates,
   Series 200-267 (NYS TWY RB, Highway & Bridge Trust Fund), 1.55% 1 ...........       2,225,000            2,225,000
NYC GOB, Subseries A-6, FSA Insured, 1.70% 1 ...................................       2,100,000            2,100,000
NYC GOB, Subseries A-8, 1.50% 1 ................................................       3,500,000            3,500,000
NYC GOB, Subseries C-4, 1.50% 1 ................................................      15,000,000           15,000,000
NYC HDC MH Rent RB, Montery Project, Series A, 1.55% 1 .........................         700,000              700,000
NYC RAN, 2.50%, 4/11/03 ........................................................      40,000,000           40,097,872
NYS DA RB, Cornell University, Series A, 1.45% 1 ...............................       2,000,000            2,000,000
NYS HFA MH RB, East 39th Street Housing, Series A, 1.60% 1 .....................       3,500,000            3,500,000
NYS MAG RB, Municipal Securities Trust Receipts-CMC1, 1.60% 1 ..................       5,915,000            5,915,000
Societe Generale, NY Branch Municipal Securities Trust Receipts,
   Series 1996 SG41 (NYS TBTAU RB), 1.52% 1 ....................................       1,000,000            1,000,000
Societe Generale, NY Branch Municipal Securities Trust Receipts,
   Series 1997 SGB26 (NYC MWFAU WSS RB), 1.55% 1 ...............................       2,500,000            2,500,000
                                                                                                      ---------------
                                                                                                           79,537,872
                                                                                                      ---------------
Ohio--0.4%
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 1.55%, 6/15/03 2 ............       2,720,000            2,720,000
Scioto Cnty., OH HCF RB, Hill View Retirement Center,
   1.50%, 6/1/03 2 .............................................................       3,765,000            3,765,000
                                                                                                      ---------------
                                                                                                            6,485,000
                                                                                                      ---------------
Pennsylvania--5.6%
Delaware Cnty., PA Industrial RB, Series 88-A, FGIC Insured, 1.20%, 3/3/03 .....       2,600,000            2,600,000
Delaware Cnty., PA Industrial RB, Series 88-B, FGIC Insured, 1.10%, 2/19/03 ....      28,600,000           28,600,000
Delaware Cnty., PA Industrial RB, Series 88-C, FGIC Insured, 1.20%, 3/3/03 .....      10,100,000           10,100,000
Eagle Tax-Exempt Trust-Series 946802-Class A ( PA GOUN), 1.61% 1 ...............      17,800,000           17,800,000
Merrill Lynch Puttable Floats/Rite Trust, Series PL-10, Class A
   (PA MBIA Capital Corp. Grantor Lease Back RB), 1.67% 1 ......................      14,020,000           14,020,000
Philadelphia, PA TAN & RAN, Series A, 3%, 6/30/03 ..............................      25,000,000           25,177,338
                                                                                                      ---------------
                                                                                                           98,297,338
                                                                                                      ---------------
South Carolina--0.4%
ABN AMRO Munitops Certificates, Trust-1998-7 (SC POAU GOB), 1.71% 1 ............       7,325,000            7,325,000
                                                                                                      ---------------

8

Statement of Investments  Unaudited / Continued
Centennial Tax Exempt Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
----------------------------------------------------------------------------------------------------------------------
Texas--17.4%
ABN AMRO Munitops Certificates, Trust 2001-26
   (Keller, TX ISD GOUN), 1.68% 1 ..............................................   $   3,000,000      $     3,000,000
Austin, TX Travis & Williamson Cntys. Utility System RB, 1.35%, 2/13/03 ........      54,335,000           54,335,000
Gulf Coast, TX IDAU Marine Terminal RB, Amoco Oil Project,
   1.44%, 6/1/03 2 .............................................................       4,000,000            4,000,000
Hockley Cnty., TX IDV Corp. PC RB, Amoco Project, 1.60%, 5/1/03 2 ..............      13,940,000           13,940,000
Houston, TX GOB, Series A:
   1.15%, 2/26/03 ..............................................................      25,000,000           25,000,000
   1.15%, 2/27/03 ..............................................................      27,300,000           27,300,000
San Antonio, TX Electric & Gas RB, Series A:
   1.45%, 1/29/03 ..............................................................      31,000,000           31,000,000
   1.50%, 2/3/03 ...............................................................      20,500,000           20,500,000
Societe Generale, NY Branch Municipal Securities Trust Receipts,
   Series 1996 SG70 (TX TUAU RB, Dallas Northtollway), 1.58% 1,2 ...............      15,325,000           15,325,000
Societe Generale, NY Branch Municipal Securities Trust Receipts,
   Series 1997 SG120 (Houston, TX WSS RB), 1.58% 1 .............................      37,600,000           37,600,000
Societe Generale, NY Branch Municipal Securities Trust Receipts,
   Series 1997 SG96 (Harris Cnty., TX Criminal Justice Center RB), 1.58% 1 .....       7,475,000            7,475,000
TX TAN & RAN, 2.75%, 8/29/03 ...................................................      64,500,000           65,086,386
                                                                                                      ---------------
                                                                                                          304,561,386
                                                                                                      ---------------
Washington--2.4%
ABN AMRO Munitops Certificates, Trust 2001-1,
   (King Cnty., WA GOLB), 1.68% 1 ..............................................      12,770,000           12,770,000
ABN AMRO Munitops Certificates, Trust 2002-12
   (Seattle, WA Light & Power RRB), 1.50%, 3/26/03 2 ...........................       9,755,000            9,755,000
Everett City, WA Public Facilities District RN, 1.45%, 1/30/03 .................      12,000,000           12,000,000
Everett City, WA Public Facilities District RN,
   Series A, 1.45%, 1/30/03 ....................................................       7,000,000            7,000,000
                                                                                                      ---------------
                                                                                                           41,525,000
                                                                                                      ---------------
Wisconsin--0.2%
West Allis, WI RB, State Fair Park Exposition Center, 1.60% 1 ..................       3,500,000            3,500,000
                                                                                                      ---------------
Wyoming--1.9%
Lincoln Cnty., WY PC RRB, Amoco Project-Standard Oil Ltd.,
   1.40%, 4/1/03 2 .............................................................       9,250,000            9,250,000
Sweetwater Cnty., WY PC RB, Pacificorp, Series 88-A, 1.40%, 1/17/03 ............      24,800,000           24,800,000
                                                                                                      ---------------
                                                                                                           34,050,000
                                                                                                      ---------------

Statement of Investments  Unaudited / Continued
Centennial Tax Exempt Trust

                                                                                       Principal                Value
                                                                                          Amount           See Note 1
----------------------------------------------------------------------------------------------------------------------
District of Columbia--4.7%
Washington D.C. Metro AA Passenger Facilities RB, Series 99-A:
   1.45%, 1/30/03 ..............................................................   $   1,000,000      $     1,000,000
   1.50%, 1/30/03 ..............................................................       5,500,000            5,500,000
   1.50%, 1/30/03 ..............................................................      25,000,000           25,000,000
   1.80%, 1/28/03 2 ............................................................      22,600,000           22,600,000
Washington D.C. RB, National Academy of Science, Series 99-B:
   1.45%, 1/30/03 ..............................................................       3,000,000            3,000,000
   1.45%, 1/30/03 ..............................................................       9,000,000            9,000,000
   1.75%, 1/28/03 ..............................................................      11,000,000           11,000,000
   1.75%, 1/28/03 ..............................................................       5,000,000            5,000,000
                                                                                                     ----------------
                                                                                                           82,100,000
                                                                                                     ----------------

Total Investments, at Value (Cost $1,750,600,141) ..............................            99.8%       1,750,600,141
                                                                                   ----------------------------------
Other Assets Net of Liabilities ................................................             0.2            4,348,912
                                                                                   ----------------------------------
Net Assets .....................................................................           100.0%     $ 1,754,949,053
                                                                                   ==================================

Statement of Investments  Unaudited / Continued
Centennial Tax Exempt Trust



Footnotes to Statement of Investments
To simplify the listings of securities, abbreviations are used per the table below:
AA--Airport Authority
BAN--Bond Anticipation Nts.
BOE--Board of Education
COP--Certificates of Participation
DA--Dormitory Authority
DAU--Development Authority
ED--Economic Development
EDLFA--Educational Facilities Authority
FAU--Finance Authority
GO--General Obligation
GOB--General Obligation Bonds
GOLB--General Obligation Ltd. Bonds
GOUN--General Obligation Unlimited Nts.
HCF--Health Care Facilities
HDC--Housing Development Corp.
HFA--Housing Finance Agency
IDA--Industrial Development Agency
IDAU--Industrial Development Authority
IDV--Industrial Development
ISD--Independent School District
MAG--Mtg. Agency
MEAU--Municipal Electric Authority

MH--Multifamily Housing
MPA--Municipal Power Agency
MTAU--Metropolitan Transportation Authority
MWFAU--Municipal Water Finance Authority
NYC--New York City
NYS--New York State
PC--Pollution Control
POAU--Port Authority
PPA--Public Power Agency
PPAU--Public Power Authority
PPS--Public Power System
RA--Redevelopment Agency
RAN--Revenue Anticipation Nts.
RB--Revenue Bonds
RN--Revenue Notes
RRB--Revenue Refunding Bonds
TAN--Tax Anticipation Nts.
TBTAU--Triborough Bridge & Tunnel Authority
TUAU--Turnpike Authority
TWY--Thruway/Tollway Authority/Agency
WSS--Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2002. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Put obligation redeemable at full principal value on the date reported.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,735,000 or 1.35% of the Trust's net assets as of December 31, 2002.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities December 31, 2002 / Unaudited Centennial Tax Exempt Trust


--------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,750,600,141)--see accompanying statement ...........    $  1,750,600,141
Cash ..............................................................................           3,804,569
Receivables and other assets:
Shares of beneficial interest sold ................................................          26,257,830
Interest ..........................................................................           9,215,797
Other .............................................................................              52,899
                                                                                       ----------------
Total assets ......................................................................       1,789,931,236
                                                                                       ----------------


LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed ............................................          19,529,535
Investments purchased .............................................................          15,000,616
Service plan fees .................................................................             126,967
Shareholder reports ...............................................................              64,331
Transfer and shareholder servicing agent fees .....................................              30,215
Trustees' compensation ............................................................                 956
Other .............................................................................             229,563
                                                                                       ----------------
Total liabilities .................................................................          34,982,183
                                                                                       ----------------

NET ASSETS ........................................................................    $  1,754,949,053
                                                                                       ================


COMPOSITION OF NET ASSETS
Paid-in capital ...................................................................    $  1,755,046,107
Accumulated net realized loss on investment transactions ..........................             (97,054)
                                                                                       ----------------
NET ASSETS--applicable to 1,755,075,742 shares of beneficial interest outstanding .    $  1,754,949,053
                                                                                       ================
NET ASSET VALUE, REDEMPTION PRICE PER SHARE
AND OFFERING PRICE PER SHARE ......................................................               $1.00



See accompanying Notes to Financial Statements.

Statement of Operations For the Six Months Ended December 31, 2002 / Unaudited Centennial Tax Exempt Trust


-----------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                     $13,713,780
                                                                             ------------
EXPENSES
Management fees                                                                3,934,222
Service plan fees                                                              1,854,568
Transfer and shareholder servicing agent fees                                    261,694
Custodian fees and expenses                                                      171,810
Shareholder reports                                                               16,548
Trustees' compensation                                                             7,005
Other                                                                             84,079
                                                                             ------------
  Total expenses                                                               6,329,926
Less reduction to custodian expenses                                             (18,139)
                                                                             ------------
NET EXPENSES                                                                   6,311,787
                                                                             ------------
NET INVESTMENT INCOME                                                          7,401,993
                                                                             ------------
NET REALIZED LOSS ON INVESTMENTS                                                 (42,875)
                                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 7,359,118
                                                                             ============

Statements of Changes in Net Assets

                                                            Six Months Ended
                                                           December 31, 2002             Year Ended
                                                                 (Unaudited)          June 30, 2002
---------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income ......................................  $    7,401,993         $   22,138,659
Net realized gain (loss) ...................................         (42,875)               277,353
                                                              -------------------------------------
Net increase in net assets resulting from operations .......       7,359,118             22,416,012
                                                              -------------------------------------

DIVIDENDS AND/OR DISTRIBUTIONS
TO SHAREHOLDERS ............................................      (7,401,993)           (22,138,659
                                                              -------------------------------------

BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
  beneficial interest transactions .........................     (68,509,036)             1,488,840
                                                              -------------------------------------

NET ASSETS
Total increase (decrease) ..................................     (68,551,911)             1,766,193
Beginning of period ........................................   1,823,500,964          1,821,734,771
                                                              -------------------------------------
End of period ..............................................  $1,754,949,053         $1,823,500,964
                                                              =====================================

See accompanying Notes to Financial Statements.

Financial Highlights
Centennial Tax Exempt Trust

                                                        Six Months                                                 Year
                                                             Ended                                                Ended
                                                 December 31, 2002                                             June 30,
                                                       (Unaudited)      2002      2001       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period ....................   $ 1.00    $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                            --------------------------------------------------------------
Income from investment operations--net
  investment income and net realized gain ...............       -- 1     .01       .03        .03        .03        .03
Dividends and/or distributions to shareholders ..........       -- 1    (.01)     (.03)      (.03)      (.03)      (.03)
                                                            --------------------------------------------------------------
Net asset value, end of period ..........................    $1.00     $1.00     $1.00      $1.00      $1.00      $1.00
                                                            ==============================================================

TOTAL RETURN 2 ..........................................     0.40%     1.17%     3.26%      3.01%      2.61%      3.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions) .................   $1,755    $1,824    $1,822     $1,692     $1,749     $1,829
Average net assets (in millions) ........................   $1,854    $1,904    $1,779     $1,737     $1,896     $1,832
Ratios to average net assets: 3
Net investment income ...................................     0.79%     1.16%     3.21%      2.94%      2.58%      3.07%
Expenses ................................................     0.68%     0.69%     0.70%      0.72%      0.69%      0.69% 4
Expenses, net of reduction to custodian expense .........     0.68% 5   0.69%     0.69%      0.72%      0.69%      0.69%


1. Less than $0.005.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Less than 0.01%.

See accompanying Notes to Financial Statements.

Notes to Financial Statements  Unaudited
Centennial Tax Exempt Trust


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
   The following is a summary of significant accounting policies consistently followed by the Trust.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
   As of December 31, 2002, the Trust had available for federal income tax purposes an estimated unused capital loss carryforward of $97,054. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of June 30, 2002, the Trust had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2008           $54,179

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements  Unaudited / Continued
Centennial Tax Exempt Trust


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                    Six Months Ended December 31, 2002                  Year Ended June 30, 2002
                                           Shares               Amount                Shares              Amount
----------------------------------------------------------------------------------------------------------------
Sold .............................  2,385,231,932      $ 2,385,231,932         4,987,504,366     $ 4,987,504,366
Dividends and/or
  distributions reinvested .......      7,717,199            7,717,199            22,420,085          22,420,085
Redeemed ......................... (2,461,458,167)      (2,461,458,167)       (5,008,435,611)     (5,008,435,611)
                                   -----------------------------------------------------------------------------
Net increase (decrease) ..........    (68,509,036)     $   (68,509,036)            1,488,840     $     1,488,840
                                   =============================================================================

--------------------------------------------------------------------------------
3. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates.
However, the annual fee cannot be less than $0.
--------------------------------------------------------------------------------
Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.
--------------------------------------------------------------------------------
Service Plan (12b-1) Fees. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 20% of the average annual net assets of the Trust. During the six months ended December 31, 2002, the Trust paid $4,555 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

Centennial Tax Exempt Trust

             Officers and Trustees
             James C. Swain, Trustee and Chairman of
                the Board
             John V. Murphy, President
             William L. Armstrong, Trustee
             Robert G. Avis, Trustee
             George C. Bowen, Trustee
             Edward L. Cameron, Trustee
             Jon S. Fossel, Trustee
             Sam Freedman, Trustee
             Richard F. Grabish, Trustee
             Beverly Hamilton, Trustee
             Robert J. Malone, Trustee
             F. William Marshall, Jr., Trustee
             Michael J. Carbuto, Vice President
             Robert G. Zack, Vice President and Secretary
             Brian W. Wixted, Treasurer

             Investment Advisor and Distributor
             Centennial Asset Management Corporation

             Transfer and Shareholder Servicing Agent
             Shareholder Services, Inc.

             Independent Auditors
             Deloitte & Touche LLP

             Legal Counsel to the Fund
             Myer, Swanson, Adams & Wolf, P.C.

             Legal Counsel to the Independent Trustees
             Mayer Brown Rowe & Maw

             For more complete information about Centennial Tax Exempt Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at
             1.800.525.9310. Please read the prospectus carefully before you invest any money.

             The financial statements included herein have been taken from the records of the Trust without examination of those records by the independent auditors.

RS0160.001.1202     [LOGO] Printed on recycled paper






             2002 Semiannual Report
             and Management Commentaries







             Centennial
             Tax Exempt
             Trust



             December 31, 2002